Financial Risk Management	12 Months Ended
Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Financial Risk Management

4. Financial Risk Management

We are exposed to certain financial risks such as market risk (including foreign currency risk and interest rate risk), credit risk, liquidity risk and capital risk. The overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potentially adverse effects on our financial performance. We use derivative financial instruments to hedge certain risk exposures. None of our transactions are entered into for trading or speculative purposes. We believe that market information is the most reliable and transparent measure for our derivative financial instruments that are measured at fair value.

Foreign Currency Risk Management

Our sales are predominately denominated in euros. Exceptions may occur on a customer by customer basis. Our cost of sales and other costs are mainly denominated in euros, to a certain extent in U.S. dollar and Japanese Yen and to a limited extent in other currencies. Therefore, we are exposed to foreign currency exchange risk. It is our policy to hedge material transaction exposures, such as forecasted sales and purchase transactions, and material net remeasurement exposures, such as accounts receivable and payable. We hedge these exposures through the use of foreign exchange contracts.

As of December 31, 2013, accumulated OCI includes EUR 10.7 million (net of taxes: EUR 9.5 million; 2012: EUR 5.3 million loss) representing the total anticipated loss to be charged to cost of sales, which will offset the EUR equivalent of foreign currency denominated forecasted purchase transactions. All amounts are expected to be charged over the next 12 months. As of December 31, 2013, no amount was included in accumulated OCI representing the total anticipated gain to be released to sales (2012: EUR 4.3 million gain, net of taxes). The effectiveness of all contracts for which we apply hedge accounting is monitored on a quarterly basis throughout the life of the hedges. During 2012 and 2013, no ineffective hedge relationships were recognized.

Interest Rate Risk Management

We have interest-bearing assets and liabilities that expose us to fluctuations in market interest rates. We use interest rate swaps to align the interest-typical terms of interest-bearing liabilities with the interest-typical terms of interest-bearing assets. There may be residual interest rate risk to the extent the asset and liability positions do not fully offset.

As part of our hedging policy, we use interest rate swaps to hedge changes in fair value of our Eurobonds due to changes in market interest rates, thereby offsetting the variability of future interest receipts on part of our cash and cash equivalents. During 2013, these hedges were highly effective in hedging the fair value exposure to interest rate movements. The changes in fair value of the Eurobonds were included at the same time in the Consolidated Statements of Operations as the changes in the fair value of the interest rate swaps.

Furthermore, as part of our hedging policy, we use interest rate swaps to hedge the variability of future interest cash flows relating to certain of our operating lease obligations. During 2013, these hedges were highly effective in hedging the cash flow exposure to interest rate movements.

Financial Instruments

We use foreign exchange contracts to manage our foreign currency risk and interest rate swaps to manage our interest rate risk. The following table summarizes the notional amounts and estimated fair values of our derivative financial instruments:

	2013		2012
As of December 31 (in thousands)	Notional amount EUR	Fair Value EUR	Notional amount EUR	Fair Value EUR

Forward foreign exchange contracts[1]	986,986	8,583	262,146	16,805
Interest rate swaps[2]	1,013,053	51,385	624,900	124,050

1	Relates to forward contracts assigned as a hedge to forecasted sales and purchase transactions and to monetary assets and liabilities, mainly in U.S. dollar and Japanese Yen.
2	Relates to interest rate swaps assigned as a hedge to interest bearing assets and liabilities, mainly related to our Eurobonds; the fair value of the interest rate swaps includes accrued interest.

The following table summarizes our derivative financial instruments per category:

	2013		2012
As of December 31 (in thousands)	Assets EUR	Liabilities EUR	Assets EUR	Liabilities EUR

Interest rate swaps - cash flow hedges	-	3,598	-	4,780
Interest rate swaps - fair value hedges	54,983	-	128,830	-
Forward foreign exchange contracts - cash flow hedges	3	6,039	5,975	5,688
Forward foreign exchange contracts - other hedges (no hedge accounting)	16,634	2,015	16,943	425

Total	71,620	11,652	151,748	10,893

Less non-current portion:
Interest rate swaps - cash flow hedges	-	2,608	-	4,032
Interest rate swaps - fair value hedges	30,777	-	101,651	-

Total non-current portion	30,777	2,608	101,651	4,032

Total current portion	40,843	9,044	50,097	6,861

The fair value part of a hedging derivative financial instruments that has a remaining term of 12 months or less after balance sheet date is classified as current asset or liability. When the fair value part of a hedging derivative has a term of more than 12 months after balance sheet date, it is classified as non-current asset or liability. The current portion of derivative financial instruments is included in respectively other current assets and current accrued and other liabilities in the Consolidated Balance Sheets. The non-current portion of derivative financial instruments is included in, respectively, other non-current assets and non-current accrued and other liabilities in the Consolidated Balance Sheets.

For further information regarding our derivative financial instruments, see Notes 1 and 3.

Foreign Exchange Contracts

The notional principal amounts of the outstanding forward foreign exchange contracts in the main currencies U.S. dollar and Japanese yen at December 31, 2013 are USD 1,144.0 million and JPY 2.2 billion (2012: USD 159.8 million and JPY 8.4 billion).

The hedged highly probable forecasted transactions denominated in foreign currency are expected to occur at various dates during the coming 12 months. Gains and losses recognized in OCI on forward foreign exchange contracts as of December 31, 2013 will be recognized in the Consolidated Statements of Operations in the period or periods during which the hedged forecasted transactions affect the Consolidated Statements of Operations.

In 2013, we recognized a net amount of EUR 2.3 million gain (2012: EUR 8.7 million gain; 2011: EUR 58.1 million loss) in the Consolidated Statements of Operations resulting from effective cash flow hedges for forecasted sales and purchase transactions that occurred in the year. Furthermore, we recognized a net amount of EUR 62.5 million gain in the Consolidated Statements of Operations resulting from derivative financial instruments measured at fair value through profit or loss (2012: EUR 3.0 million gain; 2011: EUR 38.3 million loss).

Interest Rate Swaps

The notional principal amounts of the outstanding interest rate swap contracts as of December 31, 2013 were EUR 1,013.1 million (2012: EUR 624.9 million).

Credit Risk Management

Financial instruments that potentially subject us to significant concentration of credit risk consist principally of cash and cash equivalents, short-term investments, derivative financial instruments used for hedging activities, accounts receivable and finance receivables.

Cash and cash equivalents, short-term investments and derivative financial instruments contain an element of risk of the counterparties being unable to meet their obligations. Our risk management program focuses appropriately on the current environment of uncertainty in the financial markets, especially in the euro-zone. We invest our cash and cash equivalents and short-term investments in short-term deposits with high-rated financial institutions and the Dutch government, in Dutch Treasury Certificates and in AAAm-rated money market funds that invest in high-rated short-term debt securities of financial institutions and governments. To mitigate the risk that any of our counterparties in hedging transactions is unable to meet its obligations, we only enter into transactions with a limited number of major financial institutions that have good credit ratings and closely monitor the creditworthiness of our counterparties. Concentration risk is mitigated by limiting the exposure to a single counterparty.

Our customers consist of IC manufacturers located throughout the world. We perform ongoing credit evaluations of our customers’ financial condition. We take additional measures to mitigate credit risk when considered appropriate by means of e.g. down payments, letters of credit or retention of ownership provisions in contracts. Retention of ownership enables us to recover the systems in the event a customer defaults on payment.